Subsequent Events (Details)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 04, 2013 Subsequent Event [Member]	Oct. 18, 2013 Subsequent Event [Member]	Sep. 30, 2013 Restricted Voting Common Stock [Member]	Dec. 31, 2012 Restricted Voting Common Stock [Member]	Dec. 31, 2011 Restricted Voting Common Stock [Member]	Nov. 04, 2013 Restricted Voting Common Stock [Member] Kingsway [Member] Subsequent Event [Member]	Oct. 18, 2013 Restricted Voting Common Stock [Member] Kingsway [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	8,233,325	6,144,395	6,143,463	8,410,601		1,262,471	3,887,471	4,601,621
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	66,434				177,276
Common Stock, Other Shares, Outstanding									732,863	529,608
Common Stock, Other Value, Outstanding, Ownership Percentage										8.70%